SUPPLEMENT DATED JULY 27, 2023
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 1, 2023
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT TEN

                           Advanced Outcomes Annuity
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      You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

      Effective immediately, Advanced Outcomes Annuity is no longer offered for new sales, and effective July 28, 2023, subsequent Purchase Payments are no longer accepted.


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